Fair value measurements (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($)
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0
Transfer from Level 2 to 1 of financial assets	0
Transfer from Level 1 to 2 of financial liabilities	0
Transfer from Level 2 to 1 of financial liabilities	0
Transfers Into Level 3 of financial assets	0
Transfers Out of Level 3 of financial assets	0
Transfers Into Level 3 of financial liabilities	0
Transfers Out of Level 3 of financial liabilities	0
Assets	$ 5,592,900,000	$ 5,280,600,000
Number of investments with no quoted market price in an active market | EquityInstruments	1
Recurring Basis
Fair value measurements
Financial assets, at fair value	$ 211,400,000	165,000,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	191,800,000	141,700,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	15,800,000	19,400,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	3,800,000	3,900,000
Non recurring Basis
Fair value measurements
Financial assets, at fair value	591,500,000
Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	591,500,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	10,100,000	16,400,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	10,100,000	16,400,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	195,600,000	145,600,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	191,800,000	141,700,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	3,800,000	3,900,000
SCOOP/STACK | Non recurring Basis
Fair value measurements
Financial assets, at fair value	309,200,000
SCOOP/STACK | Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	309,200,000
Weyburn | Non recurring Basis
Fair value measurements
Financial assets, at fair value	162,800,000
Weyburn | Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	162,800,000
Mine Waste Solutions | Non recurring Basis
Fair value measurements
Financial assets, at fair value	114,800,000
Mine Waste Solutions | Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	114,800,000
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	5,700,000	3,000,000
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	5,700,000	$ 3,000,000
Oil well equipment | Non recurring Basis
Fair value measurements
Financial assets, at fair value	4,700,000
Oil well equipment | Non recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	$ 4,700,000